9. Notes Payable (Details Narrative) (September 2019) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Proceeds from note payable	$ 410,000	$ 0	$ 0	$ 25,343
Repayment of note payable	0		0	10,000
Lease payable	64,898		40,521	140,317
Notes Payable - Unrelated Party				25,343
Notes Payable - Related Party	296,916		174,955	46,176
Due to related party	296,916		215,989
Red Rock Travel [Member] | Note Payable Assumed [Member]
Notes Payable - Unrelated Party	453,147
Shareholder [Member]
Notes Payable - Unrelated Party	10,949		10,989	10,989
Auto Loan [Member]
Notes Payable - Unrelated Party	11,783			64,673
Note 3 [Member]
Notes Payable - Related Party	$ 50,000		50,000
Debt maturity date	Sep. 07, 2016
Debt stated interest rate	8.00%
Note 3-1 [Member]
Notes Payable - Related Party	$ 50,000		50,000
Debt maturity date	Nov. 17, 2016
Debt stated interest rate	8.00%
Note 4 [Member]
Notes Payable - Related Party	$ 410,000			$ 0
Debt stated interest rate	10.00%
Red Rock [Member] | Note payable [Member]
Notes Payable - Related Party			$ 50,747